Employee Benefit Plans - Severances (Details) - Employee Severance [Member] $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Supplemental Unemployment Benefits [Line Items]
Balance at December 31, 2018	$ 48
Accruals	(1)
Benefit payments	(24)
Balance at December 31, 2019	23
Short term supplemental unemployment benefits [Member]
Supplemental Unemployment Benefits [Line Items]
Balance at December 31, 2019	$ 5